ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Oct. 05, 2020 CNY (¥) shares	Oct. 05, 2020 USD ($) $ / shares shares
ORDINARY SHARES
Issue price (per share) | $ / shares		$ 3.98
Net proceeds from the offering, after deducting the placement agent fees and other offering expenses	¥ 35,515	$ 5,210
Class A Ordinary Shares
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering(in shares)	3,015,076	3,015,076
American Depositary Shares
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering(in shares)	1,507,538	1,507,538